5. Derivative Liabilities (Details) - Fair Value of the Derivative (USD $)	Jun. 30, 2013	Dec. 31, 2012
Fair Value of the Derivative [Abstract]
Convertible promissory note, due December 5, 2014	$ 715,385	$ 395,285